INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORY
Schedule of inventory

	December 31,	December 31,
	2023	2022
Materials, supplies, and packaging	$7,505	$9,770
Work in process	69,632	65,807
Finished goods	29,226	24,233
Total inventory	$106,363	$99,810